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                              CLAYMORE SECURITIES, INC.
                              2455 CORPORATE WEST DRIVE
                                LISLE, ILLINOIS  60532

                                   October 15, 2004



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549-1004

Attn:  Filing Desk, Stop 1-4

     Re:  Ranson Unit Investment Trusts, Series 69
                  333-52521   CIK #910937

Ladies/Gentlemen:

     In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act"), this letter serves to certify that the most recent post effective amendment to the registration statement on Form S-6 for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. Post effective Amendment No. 5, which was the most recent post effective Amendment to the Registration Statement, was filed electronically with the Commission on October 12, 2004.

                                                Very truly yours,


                                                CLAYMORE SECURITIES, INC.

                                                /s/ Nicholas Dalmaso

                                                Nicholas Dalmaso
                                                Senior Managing Director and
                                                   General Counsel